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                             The Bank of New York
                                One Wall Street
                            New York, New York 10286

                                                                December 7, 2005

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: BNY Hamilton Funds, Inc.:
          File Numbers 33-47703 and 811-6654

Dear Madams or Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information do not differ from those contained in Post-Effective Amendment No. 45 ("PEA 45") to the Fund's Registration Statement on Form N-1A. PEA 45 was filed electronically on November 14, 2005.

Please direct any questions or comments regarding any matters relating to this filing to the undersigned at 212-237-0985 or to Paul McElroy at 202-956-7550.

                                                        Very truly yours,

                                                        /s/ Shanak Patnaik
                                                        ------------------
                                                        Shanak Patnaik
                                                        Counsel

cc: Paul McElroy
    (Sullivan & Cromwell)